Debt	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt
Debt

June 30,	2014	2013
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2015	322	2,045
Euro bonds 4.125%, due 2016	273,860	260,200
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	59,220	60,540
Other long-term debt, including capitalized leases	236	556
Total long-term debt	1,508,638	1,498,341
Less long-term debt payable within one year	496	2,381
Long-term debt, net	$1,508,142	$1,495,960

Principal amounts of long-term debt payable in the five years ending June 30, 2015 through 2019 are $496, $273,891, $59,236, $450,014 and $100,000, respectively.
Lease Commitments - Future minimum rental commitments as of June 30, 2014, under non-cancelable operating leases, which expire at various dates, are as follows: 2015-$91,435; 2016-$60,672; 2017-$40,591; 2018-$22,126; 2019-$14,967 and after 2019-$61,810.
Rental expense in 2014, 2013 and 2012 was $131,948, $133,478 and $124,546, respectively.